THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON NOVEMBER 15, 2004
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON AUGUST 15, 2005


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004
                                               ---------------------------

Check here if Amendment [X  ]; Amendment Number:      3
                                                ---------------

   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 420
          Baltimore, Maryland  21208

Form 13F File Number:  028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark D. Lerner
Title:  Vice President
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner                Baltimore, Maryland            8/15/2005
--------------------------------  ---------------------------  ---------------
      [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    2
                                           ------------------------------

Form 13F Information Table Value Total:    $23,368
                                           ------------------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                  FOR THE QUARTER ENDED SEPTEMBER 30, 2004

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Caesars Entert., Inc.  Common      127687101      10,813     647,500    SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------

Omnicare, Inc.         Common      681904108      12,555     442,700    SH               SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------